Long-Term Debt - Revolver (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Variation in applicable rate for LIBOR Rate Loan	2.50%	2.50%
Variation in applicable rate for LIBOR Rate Loan	3.00%	3.00%
Variation in applicable rate for Base Rate Loan	1.50%	1.50%
Variation in applicable rate for Base Rate Loan	2.00%	2.00%
Revolving loan outstanding	$ 0	$ 0	$ 0
Letters of credit outstanding	$ 6.0	$ 4.6	$ 4.5
Existing Credit Agreement [Member]
Debt Instrument [Line Items]
Variation in applicable rate for LIBOR Rate Loan		2.75%
Variation in applicable rate for LIBOR Rate Loan		3.25%
Variation in applicable rate for Base Rate Loan		1.75%
Variation in applicable rate for Base Rate Loan		2.25%